Note 19 - Trade receivables, net	12 Months Ended
Dec. 31, 2025
Note 19 - Trade receivables, net
Note 19 - Trade receivables, net

19         Trade receivables, net

	Year ended December 31,
	2025	2024
Current accounts	1,937,512	1,923,620
Receivables from related parties	42,915	32,012
	1,980,427	1,955,632
Allowance for doubtful accounts, see note 25 (i)	(59,587)	(48,125)
	1,920,840	1,907,507

The following tables sets forth details of the aging of trade receivables as of December 31, 2025 and 2024:

At December 31, 2025	Trade receivables	Not due	Past due
			1 - 180 days	> 180 days

Guaranteed	373,516	344,711	28,620	185
Not guaranteed	1,606,911	1,316,554	207,080	83,277
Guaranteed and not guaranteed	1,980,427	1,661,265	235,700	83,462
Expected loss rate	0.02%	0.01%	0.04%	0.35%
Allowance for doubtful accounts	(531)	(147)	(110)	(274)
Nominative allowance for doubtful accounts	(59,056)	-	(259)	(58,797)
Net value	1,920,840	1,661,118	235,331	24,391

At December 31, 2024	Trade receivables	Not due	Past due
			1 - 180 days	> 180 days

Guaranteed	288,388	254,777	33,341	270
Not guaranteed	1,667,244	1,305,338	298,988	62,918
Guaranteed and not guaranteed	1,955,632	1,560,115	332,329	63,188
Expected loss rate	0.03%	0.01%	0.09%	0.33%
Allowance for doubtful accounts	(525)	(147)	(323)	(55)
Nominative allowance for doubtful accounts	(47,600)	-	(303)	(47,297)
Net value	1,907,507	1,559,968	331,703	15,836

Trade receivables are mainly denominated in U.S. dollars.